EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Depreciation	$ 61,897	$ 21,796
Research equipment agreement	318,603
Equipment payment	21,115
Security deposit	238,952
Minimum [Member]
Equipment payment	$ 10,260